Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 20, 2005	Jan. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Finite Lived Intangible Assets [Line Items]
Goodwill			$ 1,430,767	$ 2,897,110
Indefinite-lived intangible assets			327,120	330,221
Consideration paid for license fee				85,000	$ 21,600
Amortization expense related to intangible assets			$ 199,000	232,000	$ 243,000
MGM Grand Paradise, Gaming Subconcession [Member]
Finite Lived Intangible Assets [Line Items]
Estimated remaining useful life of gaming subconcession		25 years
License [Member] | Maryland [Member]
Finite Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets			15 years
Consideration paid for license fee			$ 22,000
License [Member] | Massachusetts [Member]
Finite Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets			15 years
Consideration paid for license fee			$ 85,000
Trademarks, License Rights and Other [Member]
Finite Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets			229,022	232,123
Mandalay Resort Group Acquisition (2005) [Member] | Trademarks, License Rights and Other [Member]
Finite Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets			$ 210,000
MGM Grand Paradise SA [Member] | MGM Grand Paradise, Gaming Subconcession [Member]
Finite Lived Intangible Assets [Line Items]
Period for the right to operate casino games of chance and other casino games	15 years
MGM China [Member]
Finite Lived Intangible Assets [Line Items]
Percentage of fair value in excess of carrying value						9.00%
Percentage of fair value less than its carrying value			4.00%
Non cash impairment charge			$ 1,467,991
Goodwill			$ 1,359,792	$ 2,826,135
MGM China [Member] | MGM China, Customer Lists [Member]
Finite Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets			5 years
MGM China [Member] | MGM China, Gaming Promoter Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets			4 years